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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                    FORM N-Q

                                   ----------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)

                                   ----------

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
               (Address of principal executive offices) (Zip code)

                               101 Federal Street
                                Boston, MA 02110
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-877-446-3863

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2010

                     DATE OF REPORTING PERIOD: JULY 31, 2010

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ITEM 1. SCHEDULE OF INVESTMENTS

THE ADVISORS' INNER CIRCLE FUND                             EDGEWOOD GROWTH FUND
                                                                   JULY 31, 2010
                                                                     (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK -- 97.6%

                                                       SHARES       VALUE
                                                     ---------   ------------
BUSINESS SERVICES -- 12.3%
   Cognizant Technology Solutions, Cl A * ........   1,164,028   $ 63,509,368
   Visa, Cl A ....................................     748,257     54,884,651
                                                                 ------------
                                                                  118,394,019
                                                                 ------------
CONSUMER DISCRETIONARY -- 12.9%
   Amazon.com * ..................................     168,767     19,895,942
   DIRECTV, Cl A * ...............................   1,062,251     39,473,247
   Priceline.com * ...............................     291,609     65,437,059
                                                                 ------------
                                                                  124,806,248
                                                                 ------------
ENERGY -- 10.6%
   First Solar * .................................     312,533     39,207,265
   Southwestern Energy * .........................     730,314     26,619,945
   Vestas Wind Systems * (B) .....................     753,106     36,619,931
                                                                 ------------
                                                                  102,447,141
                                                                 ------------
FINANCIALS -- 10.8%
   American Express ..............................   1,006,570     44,933,285
   CME Group, Cl A ...............................     212,275     59,182,270
                                                                 ------------
                                                                  104,115,555
                                                                 ------------
HEALTH CARE -- 12.8%
   Allergan ......................................     298,193     18,207,664
   Celgene * .....................................     827,258     45,623,279
   Genzyme * .....................................     620,615     43,169,979
   Gilead Sciences * .............................     489,205     16,300,311
                                                                 ------------
                                                                  123,301,233
                                                                 ------------
INDUSTRIALS -- 8.2%
   Expeditors International of Washington ........     905,135     38,594,956
   Quanta Services * .............................   1,870,647     40,181,498
                                                                 ------------
                                                                   78,776,454
                                                                 ------------
INFORMATION TECHNOLOGY -- 10.3%
   Apple * .......................................     211,704     54,460,854
   Oracle ........................................   1,886,276     44,591,565
                                                                 ------------
                                                                   99,052,419
                                                                 ------------
MATERIALS -- 4.9%
   Praxair .......................................     541,209     46,987,765
                                                                 ------------
TELECOMMUNICATION SERVICES -- 3.1%
   American Tower, Cl A * ........................     643,627     29,761,313
                                                                 ------------
WIRELESS -- 11.7%
   Qualcomm ......................................   1,187,067     45,203,511
   Research In Motion, Ltd. * ....................   1,174,132     67,547,814
                                                                 ------------
                                                                  112,751,325
                                                                 ------------
   TOTAL COMMON STOCK
      (Cost $834,401,305) ........................                940,393,472
                                                                 ------------

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THE ADVISORS' INNER CIRCLE FUND                             EDGEWOOD GROWTH FUND
                                                                   JULY 31, 2010
                                                                     (UNAUDITED)

SHORT-TERM INVESTMENT -- 0.8%

                                                       SHARES       VALUE
                                                     ---------   ------------
   Fidelity Institutional Money Market Funds -
      Prime Money Market Portfolio, Cl I,
      0.250% (A)
      (Cost $7,471,184) ..........................   7,471,184   $  7,471,184
                                                                 ------------
TOTAL INVESTMENTS-- 98.4%
   (Cost $841,872,489)+ ..........................               $947,864,656
                                                                 ============

PERCENTAGES ARE BASED ON NET ASSETS OF $962,826,491.

*    NON-INCOME PRODUCING SECURITY.

(A)  THE RATE REPORTED IS THE 7-DAY EFFECTIVE YIELD AS OF JULY 31, 2010.

(B) SECURITY IS TRADED ON THE COPENHAGEN EXCHANGE. THE TOTAL VALUE OF ALL SUCH SECURITIES AT JULY 31, 2010 WAS $36,619,931 AND REPRESENTED 3.8% OF THE FUND'S NET ASSETS.

CL -- CLASS
LTD. -- LIMITED

+ AT JULY 31, 2010, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $841,872,489, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $128,752,315 AND $(22,760,148), RESPECTIVELY.

AS OF JULY 31, 2010, ALL OF THE FUND'S INVESTMENTS ARE LEVEL 1 IN ACCORDANCE WITH ASC 820.

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

EMC-QH-001-1000

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ITEM 2. CONTROLS AND PROCEDURES

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            The Advisors' Inner Circle Fund


By (Signature and Title)                /s/ Philip Masterson
                                        ----------------------------------------
                                        Philip T. Masterson
                                        President

Date: September 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)                /s/ Philip Masterson
                                        ----------------------------------------
                                        Philip T. Masterson
                                        President

Date: September 27, 2010


By (Signature and Title)                /s/ Michael Lawson
                                        ----------------------------------------
                                        Michael Lawson
                                        Treasurer, Controller & CFO

Date: September 27, 2010